As filed with the Securities and Exchange Commission on May 21, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  March 31, 2010

Country Growth Fund
Schedule of Investments
March 31, 2010
(Unaudited)
	Shares	Value
COMMON STOCKS - 97.04%
Consumer Discretionary - 9.91%
Abercrombie & Fitch Co.	45,700	$2,085,748
Comcast Corporation	115,900	2,181,238
Darden Restaurants, Inc.	18,500	823,990
Gentex Corporation	170,900	3,318,878
The Home Depot, Inc.	95,200	3,079,720
Limited Brands, Inc.	134,000	3,299,080
News Corporation - Class A	162,700	2,344,507
Target Corporation	57,000	2,998,200
		20,131,361
Consumer Staples - 13.81%
Archer-Daniels-Midland Company	94,000	2,716,600
CVS Caremark Corporation	191,100	6,986,616
Kroger Co.	71,000	1,537,860
McCormick & Company, Inc.	64,700	2,481,892
Philip Morris International, Inc.	60,000	3,129,600
The Procter & Gamble Company	55,800	3,530,466
Ralcorp Holdings, Inc. (a)	14,100	955,698
Sysco Corporation	74,000	2,183,000
Wal-Mart Stores, Inc.	81,500	4,531,400
		28,053,132
Energy - 12.43%
Apache Corporation	31,900	3,237,850
Chesapeake Energy Corp.	154,300	3,647,652
Chevron Corp.	35,000	2,654,050
ConocoPhillips	39,000	1,995,630
Exxon Mobil Corporation	104,100	6,972,618
Halliburton Company	124,700	3,757,211
Schlumberger Limited (d)	47,300	3,001,658
		25,266,669
Financials - 10.41%
ACE Limited (d)	57,000	2,981,100
AFLAC INCORPORATED	100,000	5,429,000
American Express Company	60,000	2,475,600
The Bank of New York Mellon Corporation	66,600	2,056,608
JPMorgan Chase & Co.	91,000	4,072,250
State Street Corp.	49,500	2,234,430
Wells Fargo & Company	61,300	1,907,656
		21,156,644
Health Care - 15.54%
Abbott Labs	67,900	3,576,972
Amgen Inc. (a)	49,100	2,934,216
Baxter International Inc.	50,600	2,944,920
Covance, Inc. (a)	43,100	2,645,909
Eli Lilly & Co.	53,700	1,945,014
Gilead Sciences, Inc. (a)	44,100	2,005,668
Hologic, Inc. (a)	102,600	1,902,204
Johnson & Johnson	50,000	3,260,000
Medtronic, Inc.	55,000	2,476,650
Pfizer Inc.	193,700	3,321,955
St. Jude Medical, Inc. (a)	49,000	2,011,450
WellPoint Inc. (a)	39,600	2,549,448
		31,574,406
Industrials - 11.58%
3m Co.	39,500	3,301,015
Caterpillar Inc.	36,000	2,262,600
Emerson Electric Co.	38,900	1,958,226
General Dynamics Corp.	32,400	2,501,280
General Electric Company	240,400	4,375,280
Ingersoll-Rand PLC (d)	101,300	3,532,331
Iron Mountain, Inc. (a)	91,800	2,515,320
Stericycle, Inc. (a)	56,600	3,084,700
		23,530,752
Information Technology - 16.14%
Cisco Sys, Inc. (a)	96,200	2,504,086
Dell, Inc. (a)	277,600	4,166,776
EMC Corporation (a)	103,500	1,867,140
Intel Corporation	143,500	3,194,310
International Business Machines Corporation	29,000	3,719,250
Intuit Inc. (a)	115,900	3,980,006
Microsoft Corporation	142,100	4,159,267
Nokia Corp. - ADR	155,000	2,408,700
QUALCOMM Inc.	74,300	3,119,857
Research In Motion Ltd. (a) (d)	13,400	990,930
Western Union Company	158,000	2,679,680
		32,790,002
Manufacturing - 0.49%
Materials - 1.51%
BHP Billiton Limited - ADR	21,500	1,726,880
Newmont Mining Corporation	26,200	1,334,366
		3,061,246
Telecommunication Services - 3.09%
American Tower Corporation - Class A (a)	43,200	1,840,752
AT&T, Inc.	133,000	3,436,720
Verizon Communications Inc.	32,300	1,001,946
		6,279,418
Utilities - 2.62%
Dominion Resources, Inc.	46,300	1,903,393
Exelon Corp.	15,100	661,531
FPL Group, Inc.	57,000	2,754,810
		5,319,734
TOTAL COMMON STOCKS (Cost $158,586,246)		197,163,364
	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 0.13%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$44,090	42,092
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (b)	139,322	150,293
Government National Mortgage Association
9.000%, 07/15/2016	1,572	1,756
6.500%, 07/15/2029	8,132	8,951
Mortgage IT Trust
1.485%, 02/25/2035 (b)	41,267	35,608
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $28,906) (c)	28,055	26,569
TOTAL MORTGAGE BACKED SECURITIES (Cost $261,838)		265,269

	Shares
SHORT TERM INVESTMENTS - 2.83%
Money Market Funds - 2.83%
Federated Prime Obligations Fund
0.011%, (b)	5,001,373	5,001,373
Virtus Insight Money Market Fund
0.100%, (b)	753,284	753,284
		5,754,657
TOTAL SHORT TERM INVESTMENTS (Cost $5,754,657)		5,754,657
Total Investments (Cost $164,602,741) - 100.00% (e) (f)		203,183,290
Other Assets in Excess of Liabilities - 0.00%		3,774
TOTAL NET ASSETS - 100.00%		$203,187,064

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2010.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2010 these securities represented 0.01% of total net assets.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$ 164,602,741
	Gross unrealized appreciation	50,371,923
	Gross unrealized depreciation	(11,791,374)
	Net unrealized appreciation	$ 38,580,549

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	Summary of Fair Value Exposure at March 31, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$ 20,131,361	$ -	$ -	$ 20,131,361
Consumer Staples	28,053,132	-	-	28,053,132
Energy	25,266,669	-	-	25,266,669
Financials	21,156,644	-	-	21,156,644
Health Care	31,574,406	-	-	31,574,406
Industrials	23,530,752	-	-	23,530,752
Information Technology	32,790,002	-	-	32,790,002
Materials	3,061,246	-	-	3,061,246
Telecommunication Services	6,279,418	-	-	6,279,418
Utilities	5,319,734	-	-	5,319,734
Total Common Stocks	197,163,364	-	-	197,163,364

Mortgage Backed Securities	-	265,269	-	265,269

Short Term Investments	5,754,657	-	-	5,754,657

Total Investments in Securities	$ 202,918,021	$ 265,269	$ -	$ 203,183,290

There were no transfers into or out of Level 1 or Level 2 during the period.

Country Bond Fund
Schedule of Investments
March 31, 2010
(Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.18%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	$1,100,840
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	500,000	523,165
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	442,148	451,124
CIT Equipment Collateral
5.050%, 04/20/2014	331,668	332,451
Citibank Credit Card Insurance Trust
4.150%, 07/07/2017	200,000	209,038
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	422,935	344,970
5.363%, 03/25/2030	292,032	238,220
4.931%, 05/25/2032 (b)	176,008	145,539
FedEx Corp.
6.720%, 01/15/2022	266,117	287,612
Green Tree Financial Corporation
6.870%, 01/15/2029	42,378	44,521
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	523,976
John Deere Owner Trust
4.890%, 03/16/2015	400,000	419,280
National Collegiate Student Loan Trust
A-2, 0.393%, 06/25/2028 (b)	250,000	200,595
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	427,250
Residential Asset Securities Corporation
4.767%, 10/25/2032 (b)	411,307	357,556
5.600%, 06/25/2034 (b)	1,000,000	716,873
TOTAL ASSET BACKED SECURITIES (Cost $6,552,607)		6,323,010
CORPORATE BONDS - 27.17%
Abbott Laboratories
5.600%, 05/15/2011	400,000	420,368
6.150%, 11/30/2037	500,000	536,923
ABX Financing Co.
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost $205,177) (a)	225,000	236,439
Alabama Power Co.
5.500%, 10/15/2017	250,000	268,561
Alcoa, Inc.
5.550%, 02/01/2017	400,000	401,816
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007 through 08/29/2007, Cost $645,768) (a)	650,000	679,318
American Honda Finance Corporation
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (a)	500,000	557,170
American International Group, Inc.
5.850%, 01/16/2018	500,000	464,583
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	544,735
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/09/2008, Cost $249,765) (a)	250,000	275,511
Apache Corp.
6.900%, 09/15/2018	600,000	702,028
Archer-Daniels Midland Co.
5.450%, 03/15/2018	400,000	430,446
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)	250,000	252,786
AT&T Inc.
5.625%, 06/15/2016	500,000	548,160
5.500%, 02/01/2018	500,000	530,824
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	285,857
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	697,637
Bank of America Corporation
6.975%, 03/07/2037	250,000	262,956
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	213,574
BHP Billiton Finance
5.125%, 03/29/2012	500,000	535,273
BP AMI Leasing, Inc.
5.523%, 05/08/2019 (Acquired 05/28/2009, Cost $489,370) (a)	500,000	536,089
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	535,210
5.720%, 01/15/2024	360,212	378,042
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	272,845
Canadian Pacific Railroad Company
5.750%, 05/15/2013	300,000	328,231
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	289,002
Caterpillar Inc.
5.700%, 08/15/2016	500,000	548,623
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	306,855
Cisco Systems Inc
5.250%, 02/22/2011	500,000	520,356
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	1,047,292
5.500%, 08/27/2012	250,000	263,531
Clorox Company
5.950%, 10/15/2017	200,000	218,912
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	467,368
Comcast Corporation
6.500%, 01/15/2017	750,000	833,782
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	438,449
ConocoPhillips
6.650%, 07/15/2018	600,000	686,916
Credit Suisse New York (c)
5.000%, 05/15/2013	400,000	429,911
CSX Transportation, Inc.
6.420%, 06/15/2010	250,000	252,368
6.500%, 04/15/2014	600,000	647,270
Devon Energy Corp.
6.300%, 01/15/2019	400,000	446,466
Diamond Offshore Drilling Inc.
5.875%, 05/01/2019	500,000	542,958
Duke Energy Carolinas, LLC
5.750%, 11/15/2013	400,000	445,616
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	269,780
Eaton Corp.
8.875%, 06/15/2019	300,000	377,703
Ecolab, Inc.
4.875%, 02/15/2015	450,000	480,932
EOG Resources, Inc.
5.625%, 06/01/2019	300,000	321,976
Florida Power Corporation
4.800%, 03/01/2013	300,000	321,121
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	522,506
5.000%, 06/27/2018 (b)	356,000	356,654
General Electric Company
5.000%, 02/01/2013	300,000	323,392
General Mills, Inc.
5.700%, 02/15/2017	225,000	244,074
Georgia Power Company
5.700%, 06/01/2017	500,000	548,061
GlaxoSmithKline Cap Inc.
4.850%, 05/15/2013	500,000	541,951
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	430,164
Halliburton Company
6.750%, 02/01/2027	100,000	108,307
Harley-Davidson Funding Corp.
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (a)	200,000	208,702
Home Depot, Inc.
5.250%, 12/16/2013	500,000	541,432
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	423,380
HSBC Holdings
6.800%, 06/01/2038 (c)	500,000	536,164
IBM Corp.
7.625%, 10/15/2018	250,000	307,796
Ingersoll-Rand Co.
6.015%, 02/15/2028	500,000	534,550
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	216,722
JP Morgan Chase & Co.
5.375%, 10/01/2012	750,000	811,587
7.900%, 04/30/2018 (b)	200,000	213,220
Kellogg Co.
5.125%, 12/03/2012	500,000	541,507
Keycorp
6.500%, 05/14/2013	200,000	213,582
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	563,361
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	393,567
6.125%, 02/01/2018	300,000	328,317
Lowe's Companies, Inc.
6.650%, 09/15/2037	500,000	560,224
McKesson Corp.
7.500%, 02/15/2019	400,000	474,295
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	219,446
Merrill Lynch Co. Inc.
6.050%, 08/15/2012	300,000	320,402
5.450%, 02/05/2013	500,000	529,005
Morgan Stanley
5.750%, 08/31/2012	200,000	214,577
5.450%, 01/09/2017	300,000	304,172
New Valley Generation IV
4.687%, 01/15/2022	274,186	289,590
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (a)	1,000,000	1,070,578
New York University
5.236%, 07/01/2032	500,000	494,630
Nokia Corp.
5.375%, 05/15/2019	250,000	263,321
Northern States Power Co.
8.000%, 08/28/2012	500,000	572,177
Oracle Corp.
6.500%, 04/15/2038	300,000	331,134
Overseas Private Investment Company
3.420%, 01/15/2015	177,188	185,117
Pepperdine University
5.450%, 08/01/2019	250,000	261,505
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	534,416
Perforadora Central SA de CV
5.240%, 12/15/2018	240,049	258,405
Pfizer, Inc.
5.350%, 03/15/2015	350,000	385,649
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	258,926
5.685%, 05/15/2012	250,000	273,133
Regions Bank
7.500%, 05/15/2018	200,000	198,427
Rio Tinto Finance USA Ltd.
5.875%, 07/15/2013	450,000	494,637
Rowan Cos, Inc.
5.880%, 03/15/2012	282,000	296,794
Shell International Finance
5.625%, 06/27/2011	500,000	529,508
Simon Property Group LP
5.750%, 12/01/2015	300,000	317,369
SLM Inc.
8.450%, 06/15/2018	200,000	202,272
Southern California Edison Co.
5.750%, 03/15/2014	400,000	444,371
Stanford University
4.750%, 05/01/2019	400,000	415,524
Staples, Inc.
9.750%, 01/15/2014	250,000	303,083
State Street Corporation
5.375%, 04/30/2017	400,000	414,690
StatoilHydro ASA
5.250%, 04/15/2019	400,000	417,730
Suncor Energy, Inc.
6.100%, 06/01/2018	500,000	538,742
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	202,581
Target Corporation
5.875%, 07/15/2016	750,000	850,149
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	248,036
Time Warner, Inc.
6.875%, 05/01/2012	500,000	549,977
Transocean, Inc.
5.250%, 03/15/2013	300,000	323,882
7.500%, 04/15/2031	160,000	187,603
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $172,947) (a)	173,761	182,241
Union Pacific Railroad Company
6.630%, 01/27/2022	335,134	378,969
5.866%, 07/02/2030	469,534	508,689
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	855,122
United Technologies Corp.
5.375%, 12/15/2017	600,000	647,141
University Of Notre Dame
4.141%, 09/01/2013	250,000	261,385
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	423,952
Vessel Management Services Inc.
4.960%, 11/15/2027	288,000	298,236
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)	500,000	519,607
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	512,991
Wachovia Corp.
5.750%, 06/15/2017	500,000	532,466
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,105,688
6.200%, 04/15/2038	400,000	430,760
Walt Disney Company
4.700%, 12/01/2012	500,000	539,364
Well Fargo Capital X
5.950%, 12/01/2036	200,000	183,367
Wells Fargo & Co.
4.875%, 01/12/2011	800,000	828,797
5.625%, 12/11/2017	500,000	530,433
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	228,094
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	428,872
TOTAL CORPORATE BONDS (Cost $49,423,105)		54,093,816
MORTGAGE BACKED SECURITIES - 21.56%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (a)	500,000	528,750
Bank of America Mortgage Securities
5.250%, 10/25/2020	386,303	391,080
Chase Funding Mortgage Loan
4.515%, 02/25/2014	191,978	186,078
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	158,310	153,187
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	308,630	294,645
6.000%, 11/25/2036	400,000	311,039
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	456,763	401,129
5.500%, 05/25/2036	500,000	330,457
CS First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	678,938
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036 (b)	18,390	18,110
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	24,489	25,559
4.500%, 05/01/2013	169,392	174,252
5.125%, 12/15/2013	122,865	127,770
5.500%, 10/01/2014	34,777	37,438
5.000%, 03/01/2015	116,659	121,578
6.500%, 03/01/2015	79,809	86,399
5.000%, 12/15/2017	750,000	803,071
5.000%, 11/15/2018	600,000	641,942
5.750%, 12/15/2018	182,103	190,361
5.000%, 10/01/2020	235,818	251,139
5.500%, 03/01/2022	1,383,197	1,489,493
5.000%, 03/01/2023	393,565	415,978
4.500%, 04/01/2023	374,377	389,558
4.500%, 11/15/2023	1,000,000	1,042,293
5.500%, 10/15/2025	500,000	539,935
7.150%, 09/25/2028 (b)	278,643	300,586
6.500%, 10/01/2029	131,970	145,664
5.000%, 10/15/2031	314,414	328,710
5.285%, 02/01/2037 (b)	478,176	504,000
6.000%, 05/01/2037	1,239,531	1,332,127
6.000%, 08/01/2037	1,115,906	1,199,268
6.000%, 01/01/2038	1,105,692	1,188,290
Federal National Mortgage Association
4.750%, 02/21/2013	300,000	325,152
5.000%, 03/01/2013	50,988	52,560
4.500%, 04/01/2013	60,579	62,246
5.000%, 04/01/2013	45,326	46,750
5.000%, 05/01/2013	85,039	87,712
5.500%, 06/01/2013	44,993	46,633
4.700%, 06/25/2013	83,477	86,996
3.500%, 09/01/2013	196,507	200,036
4.500%, 09/01/2013	83,314	85,802
5.500%, 10/01/2013	101,823	105,992
5.000%, 02/01/2014	293,508	304,110
4.000%, 05/01/2015	444,053	456,943
6.000%, 06/25/2016	194,208	202,446
4.500%, 06/25/2018	1,250,000	1,319,183
4.500%, 01/01/2019	495,303	521,466
6.500%, 05/01/2019	58,038	62,359
4.444%, 01/01/2020 (b)	146,037	151,253
4.500%, 04/01/2020	431,813	452,733
5.500%, 04/25/2023	500,000	530,553
5.000%, 05/01/2023	1,897,720	2,004,011
5.500%, 09/01/2025	322,261	341,968
5.500%, 02/01/2033	147,138	156,198
5.500%, 07/01/2033	567,157	601,903
5.290%, 11/25/2033	856,630	911,374
4.058%, 05/01/2034 (b)	117,068	120,254
5.500%, 07/01/2035	843,538	891,790
5.500%, 12/01/2035	305,474	322,948
6.500%, 02/25/2044	214,463	235,105
6.500%, 05/25/2044	269,854	295,827
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	517,395
4.706%, 05/10/2043	199,306	199,301
Government National Mortgage Association
4.500%, 05/20/2014	173,441	177,015
4.116%, 03/16/2019	401,443	405,664
4.031%, 01/16/2021	544,826	551,938
6.500%, 04/15/2026	72,209	78,717
8.000%, 07/15/2026	37,523	43,123
4.130%, 02/16/2027	346,410	351,570
3.727%, 03/16/2027	778,728	797,762
6.500%, 07/15/2029	46,109	50,754
7.500%, 11/15/2029	35,077	39,665
6.000%, 06/15/2031	370,888	402,323
6.000%, 02/15/2032	72,169	78,286
5.000%, 01/15/2033	803,354	841,651
3.998%, 10/16/2033	1,185,087	1,209,747
4.920%, 05/16/2034	600,000	639,728
6.000%, 10/15/2036	418,690	448,908
5.500%, 01/15/2038	2,074,839	2,198,608
6.000%, 01/15/2038	1,093,620	1,169,908
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	315,099
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	20,621	20,918
4.799%, 12/15/2029 (b)	1,000,000	961,206
Master Adjustable Rate Mortgages Trust
2.976%, 04/21/2034 (b)	171,781	165,434
Master Alternative Loans Trust
5.000%, 06/25/2015	141,443	132,205
Mortgage IT Trust
1.528%, 02/25/2035 (b)	371,406	320,466
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $76,321) (a)	73,536	70,135
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $274,608) (a)	266,521	252,404
Residential Asset Securitization Trust
4.750%, 02/25/2019	221,683	216,072
Small Business Administration Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006, Cost $999,961) (a)	1,000,000	1,050,000
Small Business Administration Participation Certificates
3.530%, 05/01/2013	111,923	114,606
5.080%, 11/01/2022	290,500	307,614
4.640%, 05/01/2023	386,825	404,053
5.570%, 03/01/2026	270,874	293,535
Structured Asset Securities Corporation
6.290%, 11/25/2032 (b)	92,255	29,529
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	213,531
Wachovia Bank Commercial Mortgage Trust
5.414%, 07/15/2041 (b)	250,000	256,971
5.509%, 04/15/2047	500,000	452,277
WaMu Mortgage Pass Through Certificates
2.770%, 01/25/2033 (b)	45,876	42,287
4.817%, 10/25/2035 (b)	178,691	164,033
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	312,584	318,855
4.436%, 10/25/2033 (b)	432,822	434,540
5.491%, 07/25/2036 (b)	734,223	580,773
TOTAL MORTGAGE BACKED SECURITIES (Cost $41,516,273)		42,929,733
MUNICIPAL BONDS - 17.77%
Arizona State Board of Regents Build America Revenue Bond
5.528%, 07/01/2023	250,000	244,245
Austin, TX Build America General Obligation
5.310%, 09/01/2029	500,000	499,975
Barrington, IL Build America General Obligation
5.370%, 12/15/2024	800,000	799,128
Bay Area Toll Authority Build America Revenue Bond
6.263%, 04/01/2049	500,000	499,675
California State Unlimited General Obligation
7.500%, 04/01/2034	500,000	516,435
Central Puget Sound, WA Transit Authority Build America Revenue Bond
4.845%, 02/01/2024	500,000	506,265
Chicago, IL Board of Education Build America General Obligation
6.038%, 12/01/2029	500,000	498,695
Chicago, IL Metropolitan Water Reclamation Build America General Obligation
5.720%, 12/01/2038	1,000,000	1,009,540
Colorado Springs, CO Utilities Build America Revenue Bond
4.949%, 11/15/2024	500,000	506,160
Columbus, IN Multi-High School Building Corp. Build America Revenue Bond
5.505%, 07/15/2022	500,000	514,245
Commonwealth of Pennsylvania Unlimited General Obligation
4.550%, 02/15/2021	500,000	496,590
Connecticut State Build America General Obligation
5.632%, 12/01/2029	1,000,000	1,030,080
Cook County, IL Glencoe School District General Obligation
5.875%, 12/01/2027	500,000	513,115
Dallas County, TX Hospital District Build America General Obligation
5.348%, 08/15/2022	650,000	655,583
Delaware State Build America General Obligation
4.700%, 10/01/2021	800,000	810,408
District of Columbia Income Tax Build America Revenue Bond
4.793%, 12/01/2021	1,000,000	992,270
Florida State Turnpike Revenue Bond
6.140%, 07/01/2025	300,000	319,791
Gainesville, FL Utilities Build America Revenue Bond
4.497%, 10/01/2017	500,000	506,740
Hamilton County, OH Sewer System Build America Revenue Bond
5.710%, 12/01/2022	500,000	521,845
Honolulu, HI City & County Wastewater Systems Build America Revenue Bonds
6.114%, 07/01/2029	250,000	248,127
Houston, TX Build America General Obligation
6.088%, 03/01/2029	500,000	521,935
Illinois State Unlimited General Obligation
4.421%, 01/01/2015	1,000,000	1,008,080
Indiana Public Schools Multi-School Building Corp. Build America Revenue Bond
4.900%, 07/15/2022	1,000,000	979,150
Indiana University Build America Certificate Participation
5.050%, 12/01/2022	500,000	490,760
Indianapolis, IN Local Public Improvement Revenue Bond
5.854%, 01/15/2030	700,000	700,224
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	540,490
Los Angeles, CA Unified School District Build America General Obligation
5.755%, 07/01/2029	500,000	469,905
Maryland State Build America General Obligation
4.550%, 08/15/2024	1,000,000	987,490
Maryland State Unlimited General Obligation
5.000%, 08/01/2018	615,000	690,700
Mississippi State General Obligation
5.539%, 10/01/2029	500,000	504,705
Missouri State Highways & Transit Commission Build America Revenue Bond
5.002%, 05/01/2024	500,000	503,605
Municipal Electric Authority of Georgia Revenue Bond
6.655%, 04/01/2057	350,000	348,327
Naperville, IL Build America General Obligation
4.900%, 12/01/2025	500,000	468,615
New Mexico Finance Authority Revenue Bond
6.070%, 06/01/2036	500,000	492,860
New York City Housing Development Corp. Revenue Bond
6.420%, 11/01/2039	500,000	503,940
New York State Urban Development Revenue Bond
6.500%, 12/15/2018	300,000	333,435
New York, NY Build America General Obligation
5.206%, 10/01/2031	1,000,000	911,370
Northern California Transmission Agency Revenue Bond
5.880%, 05/01/2016	500,000	525,590
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	1,011,720
Ohio State Build America General Obligation
4.821%, 03/01/2022	1,000,000	994,680
Pueblo, CO-Board of Waterworks Build America Revenue Bond
5.700%, 11/01/2029	500,000	479,495
Purdue University, IN Build America Certificate Participation
5.957%, 07/01/2031	500,000	493,835
San Diego County, CA Water Authority Revenue Bond
6.138%, 05/01/2049	500,000	506,770
Sedgwick County, KS Unified School District Unlimited General Obligation
5.350%, 10/01/2023	500,000	504,800
South Carolina State Public Service Authority Revenue Bond
6.224%, 01/01/2029	300,000	318,636
Tennessee State General Obligation
4.521%, 05/01/2021	400,000	396,240
Texas State Build America General Obligation
5.517%, 04/01/2039	1,000,000	993,840
University Massachusetts Building Authority Revenue Bond
5.823%, 05/01/2029	500,000	486,675
University of California Revenue Bond
5.770%, 05/15/2043	500,000	482,070
University of Michigan Revenue Bond
4.926%, 04/01/2024	850,000	858,237
6.172%, 04/01/2030	400,000	407,236
University of Texas Revenue Bond
6.276%, 08/15/2041	500,000	511,540
University of Washington Revenue Bond
6.060%, 07/01/2039	400,000	420,928
Utah State Build America General Obligation
4.554%, 07/01/2024	500,000	496,550
Utah State Building Ownership Authority Build America Revenue Bond
5.768%, 05/15/2030	700,000	688,338
Utah Transit Authority Revenue Bond
5.937%, 06/15/2039	250,000	259,718
Virginia College Building Authority Build America Revenue Bond
5.400%, 02/01/2026	250,000	244,005
Washington State Build America General Obligation
4.736%, 08/01/2024	800,000	792,240
Washington Suburban Sanitation District Build America General Obligation
4.800%, 06/01/2025	400,000	396,152
Wisconsin State Build America General Obligation
5.200%, 05/01/2026	500,000	493,015
York County, SC School District Build America General Obligation
5.500%, 03/01/2028	500,000	471,705
TOTAL MUNICIPAL BONDS (Cost $35,298,781)		35,378,518
U.S. GOVERNMENT AGENCY ISSUES - 0.35% (d)
Federal Home Loan Bank
4.840%, 01/25/2012	372,950	393,411
4.720%, 09/20/2012	281,580	298,903
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $654,265)		692,314
U.S. TREASURY OBLIGATIONS - 7.50%
U.S. Treasury Bonds - 3.16%
5.375%, 02/15/2031	1,000,000	1,106,250
4.375%, 02/15/2038	500,000	475,469
4.250%, 05/15/2039	3,000,000	2,779,686
4.375%, 11/15/2039	1,000,000	945,625
4.625%, 02/15/2040	1,000,000	985,625
		6,292,655
U.S. Treasury Inflation Index Bonds - 0.73%
1.750%, 01/15/2028	1,525,622	1,444,216
U.S. Treasury Inflation Index Notes - 3.61%
3.000%, 07/15/2012	1,446,192	1,557,821
1.875%, 07/15/2013	353,940	374,485
2.000%, 01/15/2014	410,449	435,813
2.625%, 04/30/2016	1,000,000	978,984
3.000%, 02/28/2017	1,000,000	984,297
3.125%, 05/15/2019	3,000,000	2,857,266
		7,188,666
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,834,170)		14,925,537

SHORT TERM INVESTMENTS - 21.69%
Commercial Paper - 13.46%
American Express Company
0.170%, 04/02/2010	500,000	499,998
0.180%, 04/15/2010	500,000	499,965
0.190%, 04/23/2010	3,000,000	2,999,652
0.180%, 05/03/2010	1,000,000	999,840
General Electric Company
0.130%, 04/02/2010	1,000,000	999,996
0.170%, 04/19/2010	300,000	299,975
0.150%, 04/20/2010	3,000,000	2,999,762
Household Finance Corp.
0.160%, 04/01/2010	3,000,000	3,000,000
0.160%, 04/12/2010	3,000,000	2,999,853
HSBC Holdings
0.160%, 04/29/2010	2,000,000	1,999,751
Prudential Funding Corp.
0.240%, 04/02/2010	500,000	499,997
0.230%, 04/15/2010	500,000	499,955
0.220%, 04/26/2010	2,000,000	1,999,694
Toyota Motor Corp.
0.250%, 05/25/2010	500,000	499,813
0.270%, 06/22/2010	6,000,000	5,996,310
		26,794,561

	Shares	Value
Money Market Funds - 8.23%
Federated Prime Obligations Fund
0.110%, (b)	8,501,285	8,501,285
Virtus Insight Money Market Fund
0.100%, (b)	7,884,558	7,884,558
		16,385,843
TOTAL SHORT TERM INVESTMENTS (Cost $43,180,404)		43,180,404

Total Investments (Cost $191,459,605) - 99.22% (e) (f)		197,523,332
Other Assets in Excess of Liabilities - 0.78%		1,553,785
TOTAL NET ASSETS - 100.00%		$199,077,117

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2010 these securities represented 3.22% of total net assets.
nor guaranteed by the United States Treasury.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2010.
(c)	Foreign issuer.
(d)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.

(e)	The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

	Cost of investments	$ 191,483,695
	Gross unrealized appreciation	7,793,370
	Gross unrealized depreciation	(1,753,733)
	Net unrealized appreciation	$ 6,039,637

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	Summary of Fair Value Exposure at March 31, 2010

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed
Securities	$ -	$ 6,323,010	$ -	$ 6,323,010
Corporate Bonds	-	54,093,816	-	54,093,816
Mortgage Backed				-
Securities	325,152	42,604,581	-	42,929,733
Municipal Bonds	-	35,378,518	-	35,378,518
U.S. Government				-
Agency Issues	-	692,314	-	692,314
U.S. Treasury				-
Obligations	14,925,537	-	-	14,925,537
Commercial				-
Paper	-	26,794,561	-	26,794,561
Money Market				-
Funds	16,385,843	-	-	16,385,843
Total Investments in Securities	$31,636,532	$ 165,886,800	$ -	$197,523,332

There were no transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)    /s/ Philip T. Nelson
  Philip T. Nelson, President

Date            5/20/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
 Philip T. Nelson, President

Date          5/20/2010

By (Signature and Title)*    /s/ Alan K. Dodds
 Alan K. Dodds, Treasurer

Date           5/20/2010

* Print the name and title of each signing officer under his or her signature.